LOANS, FINANCING AND DEBENTURES	12 Months Ended
Dec. 31, 2024
LOANS, FINANCING AND DEBENTURES.
LOANS, FINANCING AND DEBENTURES

NOTE 10 - LOANS, FINANCING AND DEBENTURES

	Average annual
	rates (%) in
	2024	12/31/2024	12/31/2023
Loans and Financing
Amazonas Energia S.A.	13.77	4,592,148	4,593,471
Boa Vista SA	5.89	158,287	154,276
Others	10.89	195,722	188,094
(-) ECL	—	(4,772,272)	(4,757,692)
		173,885	178,149

Debentures
Transnorte Energia	2.15	464,714	450,000
		464,714	450,000

Principal		460,718	286,411
Charges		14,741	81,330
Current		475,459	367,741

Non-current		163,140	260,409

		638,599	628,150

The financing and loans were granted by the Company and are substantially updated on the basis of the IGP-M and IPCA indices.

The profile of the financing and loans receivable are shown in note 38.

10.1 – Changes of loans receivable

	2024	2023
Opening balance as of January 1	628,150	1,021,645
Effect on cash flow:
Purchase Debentures	—	450,000
Receiving of principal	(12,675)	(982,425)
Interest received	(57,665)	(86,013)
Non-cash effect:
Recognition/derecognition of RGR	(14,566)	(21,618)
Loss from write-off of Itaipu receivables	(9,964)	—
Interest and charges incurred	—	13,710
Exchange rate changes	94,042	205,527
Monetary variations incurred	11,277	(1,428)
Effects of Deconsolidation - Eletronuclear	—	28,751
Final balance on December 31	638,599	628,150

10.2 – Estimated losses on doubtful accounts (ECL) of loans receivable

On 31 December 2024, the estimated loss expected recorded was R$4,772,272 (4,757,692 on 31 December 2023). Of this amount, R$4,592,148 refers to Amazonas Energia, (R$4,593,471 on December 31, 2023) whose credits were fully recorded on December 31, 2023. For the financial year ended December 31, 2024, the receivables from Amazonas Energia remained fully provisioned.

In parallel with the agreement with Âmbar Energia for the sale of thermoelectric assets, see note 40, the Company committed to assign the loan credits held against Amazonas Energia. In return, the Company agreed to receive an option to purchase shares representing the voting capital of Amazonas Energia, in the event of a subsequent transaction involving the transfer of control of Amazonas Energia to Âmbar.

The Company will await the closing of the transaction with Âmbar and, mainly, the evolution of the value of the purchase option, which may occur through the capture of the economic benefit resulting from the operational and financial recovery of Amazonas Energia, to reassess the recoverability of these credits.

Accounting Policy

The Company recognizes initially the financings and loans receivable at fair value, that, in those cases, represent the transaction values, and are later updated for interest, inflation and exchange rate variations less the values received and the Estimated Credit Loss - ECL.

Estimates and critical judgments

For expected losses - ECL, the Company evaluates the debtors individually in relation to the risk of default, taking into account the financial situation of each debtor company and the history of default.